Financial Instruments And Risks - Summary of Fair Value Estimation (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 28,892,604	¥ 29,089,447
Interest rate swap	0	(447,443)
Total	28,892,604	29,536,890
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total	4,979,600	7,125,498
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total	9,099,629	19,957,165
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Total	14,813,375	2,454,227
Asset Management Plans [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	3,201,711	5,009,713
Asset Management Plans [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	2,474,417	4,667,559
Asset Management Plans [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	727,294	342,154
Mutual Funds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,979,600	7,125,498
Mutual Funds [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,979,600	7,125,498
Trust Plans [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,870,055	3,890,549
Trust Plans [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	829,973	3,268,709
Trust Plans [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,040,082	621,840
Structured Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	804,897	2,406,785
Structured Deposits [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	804,897	2,406,785
Bank wealth management products [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,990,342	7,563,450
Bank wealth management products [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	4,990,342	7,563,450
Corporate Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	43,083	46,435
Corporate Bonds [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	43,083	46,435
Private Equity Fund And Other Equity Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	659,406	2,044,051
Private Equity Fund And Other Equity Investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,603,219
Private Equity Fund And Other Equity Investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	659,406	440,832
Other debt investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,343,510	1,002,966
Other debt investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 1,343,510	1,002,966
Derivative instruments interest rate swap [Member]
Disclosure of fair value measurement of assets [line items]
Interest rate swap		222,086
Derivative instruments interest rate swap [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Interest rate swap		222,086
Derivative instruments foreign currency swap [Member]
Disclosure of fair value measurement of assets [line items]
Foreign currency swap		225,357
Derivative instruments foreign currency swap [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Foreign currency swap		¥ 225,357